Exhibit 99.11 Schedule 4

Client Name:
Client Project Name:	PRPM 2024-NQM4
Start - End Dates:	4/25/2022 - 7/2/2024
Deal Loan Count:	11

Rating Agency ATR QM Data Fields

Loans in Report:	11

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
110088900	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	11770	XXXXXX	9.9446	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
110089742	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.875	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
110089948	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	10.5	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
110090153	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.75	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
110090370	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.5	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
110090734	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	10.375	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
110090770	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.375	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
110090954	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.5	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
210089376	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.25	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
210089759	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	10.375	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
430088603	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.125	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	0

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